Income Tax Expense (Details) - Schedule of A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied [Abstract]
Tax calculated at tax rate	24.00%	24.00%